PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Property Plant Equipment by Asset Category

A summary of property, plant and equipment by asset category is as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Marine Vessels	$1,789,942	$1,391,556
Construction Equipment	474,128	478,175
Buildings	152,584	155,292
All other	148,805	143,580
Construction in Progress	20,720	298,749
Total Cost	$2,586,179	$2,467,352
Accumulated Depreciation	(898,878)	(856,493)
Net Book Value	$1,687,301	$1,610,859